Non-financial assets and liabilities (Details) - Schedule of Balance Sheet - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Right-of-use assets1
Properties	[1]	$ 140,012	$ 180,078
Total right-of-use assets	[1]	140,012	180,078
Lease liabilities2
Current	[2]	40,556	38,767
Non-current	[2]	132,941	150,325
Total lease liabilities	[2]	$ 173,497	$ 189,092

[1]	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.
[2]	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.